Reporting Segments (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2013 segment	Sep. 30, 2013 Gathering And Processing [Member]	Sep. 30, 2012 Gathering And Processing [Member]	Sep. 30, 2013 Gathering And Processing [Member]	Sep. 30, 2012 Gathering And Processing [Member]	Sep. 30, 2013 Transmission [Member]	Sep. 30, 2012 Transmission [Member]	Sep. 30, 2013 Transmission [Member]	Sep. 30, 2012 Transmission [Member]	Apr. 15, 2013 High Point Infrastructure Partners, LLC [Member] ArcLight [Member]
Segment Reporting Information [Line Items]
Construction, Operating and Maintenace Expenses		$ 0.3	$ 0.1	$ 0.4	$ 0.6	$ 0.1	$ 0.8	$ 0.1	$ 2.3
Number of Operating Segments	3
Percentage of voting interests acquired										90.00%